Financial risk management	12 Months Ended
Dec. 31, 2017
Financial risk management
Financial risk management

Note 5 - Financial risk management

Overview

The Group has exposure to the following risks from its use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Market risk (including currency, interest, commodity price and other market price risks)

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Company’s economic department is in charge of risk management in three primary levels: currency, interest and commodity.

The Group’s strategy is to minimize its exposure to currency risk by using derivative instruments such as plain vanilla options, and other various instruments. The Group’s tendency is not to enter into derivative transactions that can increase its exposure and not to protect immaterial activity amounts. The Group does not enter into derivative transactions for trading or speculative purposes.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the Group’s customer base, including the default risk of the industry and country, in which customers operate, has less of an influence on credit risk.

The Group’s exposure to credit risk relating to trade receivables is further disclosed in Note 23(A).

The Group has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount without requiring specific approval from the management.

These limits are reviewed periodically. The majority of the balances are secured by letters of credit, bank guarantees or insurance. Customers that fail to meet the Group’s benchmark creditworthiness may transact with the Group only on a prepayment basis.

The Group establishes an allowance for impairment that represents its estimate of incurred losses in respect of trade receivables. The main component of this allowance is a specific loss component that relates to individual exposures. All individually significant receivables found not to be impaired are collectively assessed for any impairment that has been incurred but not identified.

The Group's financial investments are managed by third-party money managers who manage our investment portfolio in a risk-controlled framework. Our third-party money managers invest in high-credit-quality counterparties and, by policy, limit the amount of credit exposure to any one counterparty.

Liquidity risk

Liquidity risk is the risk of inability or difficulty in connection with meeting the obligations associated with the Group’s financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group ensures that it has sufficient cash on demand to meet expected operational expenses for a period of approximately 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. In addition, the Group maintains secured lines of credit in the amount of $3.0 million with certain Israeli banks. To the extent such lines of credit are utilized, interest is payable at a rate of LIBOR (or Prime, with respect to credit lines denominated in NIS) plus between 40 and 200 basis points.

The Group’s exposure to liquidity risk is further disclosed in Note 23(B).

Market risk

Market risk is the risk of changes in market prices, such as foreign exchange rates, interest rates and commodity prices affecting the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

The Group buys and sells derivative financial instruments in order to manage market risks. Generally, the Group seeks to moderate its exposure to market risks and manage volatility in the statement of operations.

Currency risk

The Group is exposed to currency risk on sales and purchases that are denominated in a currency other than the respective functional currencies of Group entities, primarily the USD and the Euro, but also the Australian Dollar (AUD), Swedish Krona (SEK), Swiss Francs (CHF), Sterling (GBP), New Israeli Shekel (NIS), Canadian Dollar (CAD), South African Rand (ZAR), Danish Krona (DKK), Norwegian Krona (NOK), Japanese Yen (JPY), New Zealand Dollar (NZD) and Argentine Peso (ARS).

The Group is primarily exposed to fluctuations of the Euro and the NIS against the U.S. Dollar. Revenue is primarily denominated in U.S. Dollar and Euro. Significant material purchasing, production costs and operational expenses are denominated in U.S. Dollar, Euro and NIS.

The Group uses derivative instruments in order to reduce the exposure to currency risks.

Interest rate risk

The Group’s bank deposits and bank overdrafts are subject to fluctuating interest rates, which depend on the loan period and the currency involved.

The Group's financial investments are affected by changes in interest rates. Interest rates are highly sensitive to many factors, including governmental monetary policies and domestic and international economic and political conditions.

Management closely monitors the Group’s interest rate exposures on an on-going basis.

Commodity price risk

The Group is exposed to change in prices of commodities used during the manufacturing process of its products, primarily aluminum and other metals, as well as plastic components, and sugar prices.

The Group uses hedging from time to time and for certain commodities, in order to reduce the exposure.

The Group’s exposure to market risks is further disclosed in Note 23(C).

Capital management

The Board of Directors’ policy is to maintain a strong capital base so as to maintain investor and creditor confidence and to sustain future development of the business.